Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Accounts receivable	$ 1,407,905	$ 766,692
Less: allowance for doubtful accounts	81,772	0	$ 5,665
Accounts receivable - net	$ 1,326,133	$ 766,692